NATURE AND DESCRIPTION OF THE COMPANY	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
NATURE AND DESCRIPTION OF THE COMPANY	In these consolidated financial statement notes, “Norbord” means Norbord Inc. and all of its consolidated subsidiaries and affiliates, and “Company” means Norbord Inc. as a separate corporation, unless the context implies otherwise. “Brookfield” means Brookfield Asset Management Inc., or any of its consolidated subsidiaries and affiliates, which are related parties by virtue of holding a significant equity interest in the Company.NATURE AND DESCRIPTION OF THE COMPANY
Norbord is an international producer of wood-based panels with 17 mills in the United States (US), Europe and Canada.
Prior to February 1, 2021, Norbord was a publicly traded company listed on the Toronto Stock Exchange (TSX) and the New York Stock Exchange (NYSE). The ticker symbol on both exchanges was “OSB”. The Company is incorporated under the Canada Business Corporations Act and is headquartered in Toronto, Ontario, Canada.
On November 19, 2020, the Company and West Fraser Timber Co. Ltd. (West Fraser) announced that they had entered into an arrangement agreement pursuant to which West Fraser would acquire all of the outstanding common shares of the Company in an all share transaction.
On February 1, 2021, the acquisition of the Company by West Fraser was completed under a plan of arrangement pursuant to which the Company's shareholders received 0.675 of a West Fraser share for each Norbord common share held (the Acquisition). Following the Acquisition, the Company became a wholly-owned subsidiary of West Fraser and the Company's common shares were delisted from the TSX and the NYSE. The West Fraser common shares are listed on the TSX and the NYSE under the symbol “WFG”.

Further information on the Acquisition and its expected effects on the Company can be found in the Company's management proxy circular dated December 15, 2020.

Prior to the Acquisition, on December 31, 2020, Brookfield controlled approximately 43% of the outstanding common shares of the Company. Subsequent to the Acquisition, on February 1, 2021, Brookfield controls approximately 19% of the outstanding common shares of West Fraser.